UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 06/30

Date of reporting period: 09/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2007 (Unaudited)

Daily Assets Fund Institutional

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 15.8%
ABN AMRO Bank NV, 5.65%, 12/17/2007	54,000,000	54,016,992
Barclays Bank PLC:
5.22%, 12/27/2007	72,127,000	72,127,000
5.31%, 11/1/2007	35,000,000	34,999,793
5.5%, 3/12/2008	39,000,000	39,000,000
Citibank NA, 5.3%, 2/20/2008	15,000,000	15,000,000
Credit Agricole SA, 5.31%, 11/13/2007	50,000,000	49,999,419
Credit Industrial et Commercial:
5.21%, 12/21/2007	40,000,000	40,000,888
5.31%, 1/2/2008	50,000,000	50,001,274
HSH NordBank AG, 5.35%, 1/11/2008	44,500,000	44,499,512
KBC Bank NV, 5.7%, 3/6/2008	25,000,000	25,010,510

Landesbank Baden Wurttemberg:
5.4%, 3/18/2008	68,500,000	68,500,000
5.6%, 11/30/2007	15,000,000	15,000,000
Mizuho Corporate Bank, 5.6%, 11/30/2007	68,000,000	68,000,000
Norinchukin Bank, 5.345%, 11/26/2007	22,500,000	22,500,000
Societe Generale:
5.305%, 1/24/2008	40,000,000	40,000,622
5.35%, 1/18/2008	30,000,000	30,000,000
5.35%, 1/22/2008	50,000,000	50,000,000
UBS AG:
5.39%, 3/18/2008	50,000,000	50,000,000
5.48%, 3/7/2008	42,000,000	42,000,000

Total Certificates of Deposit and Bank Notes (Cost $810,656,010)		810,656,010
Commercial Paper** 42.5%
AstraZeneca PLC, 5.22%, 12/12/2007	16,000,000	15,832,960
Atlantis One Funding Corp., 5.35%, 10/1/2007	49,000,000	49,000,000
Bank of America Corp., 5.185%, 1/22/2008	25,000,000	24,593,122
Beta Finance, Inc., 5.235%, 11/26/2007	65,000,000	64,470,683
BNP Paribas Finance, Inc., 5.06%, 10/1/2007	5,000,000	5,000,000
CAFCO LLC:
5.15%, 10/1/2007	5,650,000	5,650,000
5.3%, 10/1/2007	68,240,000	68,240,000
Caisse Nationale Des Caisses D'Epargne et Prevoyance, 5.168%, 11/13/2007	36,900,000	36,672,220
Cancara Asset Securitization LLC:
5.17%, 1/11/2008	30,000,000	29,560,550
5.215%, 1/14/2008	45,000,000	44,315,531
6.1%, 12/14/2007	28,000,000	27,648,911
6.17%, 12/14/2007	20,000,000	19,746,344
Cedar Springs Capital Co., LLC, 5.275%, 10/17/2007	15,000,000	14,964,833
Chariot Funding LLC, 5.37%, 10/5/2007	67,264,000	67,223,866
Charta LLC, 5.9%, 12/6/2007	20,000,000	19,783,667
Ciesco LLC, 5.43%, 2/14/2008	25,000,000	24,487,167
CitiBank Credit Card Issuance Trust, Series 01-A3, 6.15%, 12/14/2007	20,000,000	19,747,167
CRC Funding LLC, 5.3%, 10/1/2007	62,000,000	62,000,000
CVS Corp., 5.5%, 10/1/2007	18,500,000	18,500,000
Diageo Capital PLC, 5.4%, 10/5/2007	26,000,000	25,984,400
DNB Nor Bank ASA, 5.45%, 12/14/2007	45,000,000	44,495,875
Dresdner US Finance, Inc., 5.16%, 10/1/2007	35,292,000	35,292,000
Gannett Co., Inc., 5.9%, 10/9/2007	17,000,000	16,977,711
Giro Balanced Funding Corp.:
5.275%, 10/19/2007	20,000,000	19,947,250
5.275%, 10/23/2007	20,000,000	19,935,528
5.725%, 10/25/2007	25,000,000	24,904,583
Grampian Funding Ltd.:
5.175%, 10/10/2007	85,000,000	84,890,031
5.18%, 12/20/2007	30,000,000	29,654,667
5.18%, 1/2/2008	40,000,000	39,464,733
Irish Life & Permanent PLC, 5.25%, 10/25/2007	10,000,000	9,965,000
K2 (USA) LLC, 5.26%, 10/22/2007	38,600,000	38,481,562
KBC Financial Products International Ltd., 5.22%, 12/17/2007	25,000,000	24,720,875
Kellogg Co., 5.25%, 10/9/2007	15,000,000	14,982,500
Liberty Street Funding:
5.27%, 11/28/2007	43,700,000	43,328,963
5.4%, 10/25/2007	25,000,000	24,910,000
5.75%, 3/13/2008	25,000,000	24,345,139

5.95%, 12/14/2007	25,000,000	24,694,236
6.25%, 12/14/2007	25,000,000	24,678,820
Monument Gardens Funding LLC:
5.2%, 1/31/2008	25,000,000	24,559,444
5.6%, 2/25/2008	15,000,000	14,657,000
6.15%, 11/26/2007	15,000,000	14,856,500
Nestle Capital Corp., 5.23%, 1/24/2008	20,000,000	19,665,861
Nieuw Amsterdam Receivables Corp., 5.35%, 10/1/2007	100,000,000	100,000,000
Nissan Motor Acceptance Corp.:
5.35%, 10/19/2007	15,000,000	14,959,875
5.85%, 10/4/2007	5,000,000	4,997,563
Norddeutsche Landesbank Girozentrale, 5.23%, 1/7/2008	25,000,000	24,644,070
North Sea Funding LLC:
5.38%, 10/9/2007	45,000,000	44,946,200
5.4%, 10/29/2007	34,000,000	33,857,200
Old Line Funding LLC:
5.9%, 11/16/2007	5,000,000	4,962,306
6.0%, 11/26/2007	26,400,000	26,153,600
6.05%, 11/16/2007	5,000,000	4,961,347
Perry Global Funding LLC, Series A, 5.23%, 12/21/2007	18,000,000	17,788,185
Prudential Financial, Inc., 5.85%, 10/5/2007	5,000,000	4,996,750
Prudential PLC, 5.44%, 11/26/2007	75,000,000	74,365,333
Rabobank USA Financial Corp., 4.89%, 10/1/2007	5,097,000	5,097,000
Ranger Funding Co., LLC, 6.25%, 10/29/2007	14,000,000	13,931,944
Scaldis Capital LLC:
5.18%, 1/3/2008	45,000,000	44,391,350
5.35%, 11/19/2007	19,415,000	19,273,621
Sheffield Receivables Corp.:
5.25%, 10/5/2007	50,000,000	49,970,833
6.1%, 12/13/2007	20,000,000	19,752,611
Societe Generale North America, Inc.:
5.17%, 11/9/2007	20,000,000	19,887,983
5.57%, 12/4/2007	30,000,000	29,702,933
Swedbank AB, 5.19%, 10/11/2007	22,500,000	22,467,563
Swedbank Mortgage AB, 5.255%, 10/25/2007	100,000,000	99,649,667
Swedish National Housing Finance Corp., 5.8%, 10/12/2007	16,300,000	16,271,113
Tempo Finance Corp., 5.36%, 12/19/2007	29,000,000	28,658,896
Tulip Funding Corp.:
5.27%, 10/29/2007	40,000,000	39,836,045
6.25%, 11/13/2007	35,000,000	34,738,715
UBS Finance (DE) LLC, 5.19%, 10/5/2007	40,000,000	39,976,933
Volkswagen of America, Inc., 5.6%, 10/1/2007	19,000,000	19,000,000
Westpac Banking Corp., 5.165%, 11/7/2007	21,400,000	21,286,399
Yorktown Capital LLC:
5.3%, 10/1/2007	17,280,000	17,280,000
6.1%, 10/5/2007	15,000,000	14,989,833

Total Commercial Paper (Cost $2,175,625,567)		2,175,625,567
Master Notes 1.5%
Citigroup Global Markets, Inc., 5.35% *, 10/1/2007 (a) (Cost $80,000,000)	80,000,000	80,000,000
Asset Backed 0.5%
Steers Mercury III Trust, 144A, 5.149% *, 5/27/2048 (Cost $23,677,268)	23,677,268	23,677,268
Promissory Notes 4.2%
The Goldman Sachs Group, Inc.:
5.04% *, 1/18/2008	70,000,000	70,000,000

5.05% *, 10/19/2007	65,000,000	65,000,000
Merrill Lynch & Co., Inc., 5.708% *, 3/4/2008	80,000,000	80,000,000

Total Promissory Notes (Cost $215,000,000)		215,000,000
Short Term Notes* 28.4%
Allied Irish Banks PLC, 5.128%, 8/18/2008	70,000,000	70,000,000
American Express Bank FSB:
5.228%, 11/21/2007	22,000,000	21,996,620
5.773%, 12/13/2007	35,000,000	34,999,314
American Express Centurion Bank, 5.767%, 11/6/2007	75,000,000	75,000,000
American Honda Finance Corp.:
5.38%, 1/23/2008	67,000,000	67,010,103
144A, 5.58%, 5/12/2008	20,000,000	20,013,176
5.846%, 9/18/2008	22,000,000	22,000,000
Australia & New Zealand Banking Group Ltd., 5.156%, 8/22/2008	20,000,000	20,000,000
Banco Bilbao Vizcaya Argentaria SA, 5.38%, 4/17/2008	22,000,000	22,004,636
Banco Espanol de Credito SA, 144A, 5.35%, 8/11/2008	46,100,000	46,100,000
Bank of America NA, 5.315%, 5/16/2008	30,000,000	30,000,000
BellSouth Corp., 5.682%, 11/15/2007	25,000,000	25,004,179
BNP Paribas, 5.118%, 8/25/2008	20,000,000	20,000,000
Caja de Ahorros y Monte de Piedad de Madrid, 5.36%, 8/12/2008	20,000,000	20,000,000
Calyon, 144A, 5.18%, 10/21/2008	40,000,000	40,000,000
Canadian Imperial Bank of Commerce:
4.89%, 10/26/2007	40,000,000	39,999,342
4.91%, 6/9/2008	15,000,000	15,000,000
5.4%, 7/18/2008	35,000,000	34,945,761
Commonwealth Bank Australia, 5.156%, 9/23/2008	40,000,000	40,000,000
Danske Bank AS, 5.106%, 8/19/2008	47,000,000	46,997,229
DNB NOR Bank ASA, 5.131%, 5/23/2008	21,500,000	21,500,000
General Electric Capital Corp., 5.696%, 1/15/2008	27,000,000	26,991,432
HSH NordBank AG, 5.106%, 3/25/2008	35,000,000	34,996,690
Intesa Bank Ireland PLC, 5.141%, 8/22/2008	10,000,000	10,000,000
Merrill Lynch & Co., Inc.:
5.276%, 8/22/2008	15,000,000	15,000,000
5.337%, 8/22/2008	45,000,000	45,000,000
5.753%, 8/15/2008	21,700,000	21,700,000
5.892%, 8/14/2008	30,000,000	30,000,000
Morgan Stanley, 5.01%, 12/14/2007	46,000,000	46,000,000
Natixis SA, 4.9%, 3/31/2008	75,000,000	74,992,561
Nordea Bank AB, 5.81%, 4/8/2011	20,000,000	20,000,000
Pyxis Master Trust, Series 2007-6, 144A, 5.6%, 9/6/2014	18,000,000	18,000,000
Skandinaviska Enskilda Banken:
5.633%, 8/19/2008	50,000,000	50,000,000
5.67%, 10/3/2007	35,000,000	34,999,943
5.82%, 8/8/2008	15,000,000	15,000,000
Societe Generale, 5.078%, 12/31/2007	22,990,000	22,988,291
SunTrust Bank, Atlanta, 5.36%, 4/21/2008	15,000,000	14,982,510
Toyota Motor Credit Corp., 4.97%, 2/11/2008	100,000,000	100,000,000
UniCredito Italiano Bank (Ireland) PLC:
144A, 5.35%, 8/8/2008	25,000,000	24,998,562
5.772%, 8/14/2008	75,000,000	75,000,000
5.84%, 8/8/2008	40,000,000	40,000,000

Total Short Term Notes (Cost $1,453,220,349)		1,453,220,349
Time Deposits 2.5%
Bank of Tokyo-Mitsubishi-UFJ Ltd., 5.22%, 10/1/2007	1,654,525	1,654,525

Danske Bank AS, 5.5%, 10/1/2007	128,300,000	128,300,000

Total Time Deposits (Cost $129,954,525)		129,954,525
Municipal Bonds and Notes 0.2%
North Texas, Higher Education Authority, Inc., Student Loan Revenue, Series B, 5.13% ***, 12/1/2044 (b) (Cost $10,000,000)	10,000,000	10,000,000
Government & Agency Obligations 3.2%
US Government Sponsored Agencies
Federal Home Loan Bank, 4.86% **, 3/5/2008	16,000,000	15,663,040
Federal National Mortgage Association, 5.04% **, 1/23/2008	40,000,000	39,361,600

		55,024,640
US Treasury Obligations
US Treasury Bills:
4.31% **, 3/6/2008	25,000,000	24,530,090
4.14% **, 3/6/2008	25,000,000	24,548,625
US Treasury Notes:
2.625%, 5/15/2008	40,000,000	39,558,048
3.75%, 5/15/2008	20,000,000	19,921,639

		108,558,402

Total Government & Agency Obligations (Cost $163,583,042)		163,583,042
	Principal Amount ($)	Value ($)

Repurchase Agreements 1.7%
The Bear Stearns & Co., Inc., 5.15%, dated 9/28/2007, to be repurchased at $87,532,305 on 10/1/2007 (c) (Cost $87,494,755)	87,494,755	87,494,755
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $5,149,211,516)	100.5	5,149,211,516
Other Assets and Liabilities, Net	(0.5)	(26,288,946)

Net Assets	100.0	5,122,922,570

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2007.

**		Annualized yield at time of purchase; not a coupon rate.
***

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of September 30, 2007.

(a)		Reset date; not a maturity date.

(b)		Bond is insured by the following company:
	As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group, Inc.	0.2
(c)		Collateralized by:

Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)

23,576,111	Federal Home Loan Mortgage Corp.	4.987	10/1/2035	23,546,656
65,476,696	Federal National Mortgage Association	4.365-7.406	11/1/2031-2/1/2036	65,698,592
Total Collateral Value				89,245,248

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Daily Assets Fund Institutional, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Daily Assets Fund Institutional, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        November 16, 2007